Acquired Intangible Assets and Goodwill (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization expense
Amortization expense	$ 112	$ 396	$ 396